UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA  91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2018

Item 1. Schedule of Investments.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS
AT JULY 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 85.2%
Aerospace & Defense: 7.4%
168,039	KLX, Inc. [1]	$12,275,249

Agricultural Products: 2.6%
88,420	Archer-Daniels-Midland Co.	4,267,149

Agriculture: 2.3%
42,128	Calavo Growers, Inc.	3,896,840

Airlines: 2.2%
63,036	Southwest Airlines Co.	3,666,174

Application Software: 4.5%
77,770	CDK Global, Inc. [2]	4,856,737
25,429	Microsoft Corp. [2]	2,697,508
		7,554,245
Diversified Chemicals: 1.5%
36,914	DowDuPont, Inc. [2]	2,538,576

Diversified Metals & Mining: 3.0%
134,116	Newmont Mining Corp. [2]	4,919,375

Electronic Equipment & Instruments: 3.8%
108,445	FLIR Systems, Inc.	6,354,877

Electronic Manufacturing Services: 2.1%
100,538	Trimble, Inc. [1]	3,548,991

Fertilizers & Agricultural Chemicals: 1.9%
59,529	Nutrien Ltd.	3,227,067

Food Services: 4.1%
168,563	Aramark	6,777,918

Health Care Equipment: 6.1%
41,115	Abbott Laboratories [2]	2,694,677
60,231	Zimmer Biomet Holdings, Inc. [2]	7,560,195
		10,254,872
Holding Companies: 2.1%
17,484	Berkshire Hathaway, Inc. - Class B [1,2]	3,459,559

Hotels, Resorts & Cruise Lines: 1.0%
13,480	Marriott Vacations Worldwide Corp.	1,605,603

Integrated Oil & Gas: 1.4%
28,713	Occidental Petroleum Corp.	2,409,882

Investment Banking & Brokerage: 3.6%
100,564	E*TRADE Financial Corp. [1,2]		6,014,733

IT Consulting & Services: 6.1%
148,706	Leidos Holdings, Inc. [2]		10,174,464

Medical Equipment: 2.3%
16,410	Thermo Fisher Scientific, Inc.		3,848,637

Oil & Gas Drilling: 0.7%
147,299	Ensco PLC - Class A		1,094,432

Packaged Foods & Meats: 4.0%
78,982	Campbell Soup Co.		3,230,364
79,839	Mondelez International, Inc. - Class A		3,463,416
			6,693,780
Regional Banks: 8.5%
75,854	Ameris Bancorp		3,534,796
163,369	CenterState Bank Corp.		4,533,490
208,304	Seacoast Banking Corporation of Florida [1,2]		6,105,390
			14,173,676
Renewable Electricity: 3.1%
110,821	NextEra Energy Partners LP		5,216,344

Restaurants: 0.9%
19,533	Yum! Brands, Inc.		1,548,772

Specialized Real Estate Investment Trusts: 2.0%
71,020	Potlatch Corp.		3,320,185

Specialty Chemicals: 4.9%
99,051	Ashland Global Holdings, Inc. [2]		8,133,078

Transportation & Logistics: 3.1%
61,829	Kirby Corp. [1]		5,159,630

TOTAL COMMON STOCKS
(Cost $126,868,969)			142,134,108

Principal
CONVERTIBLE BONDS: 0.1%
Mortgage Insurance: 0.1%
$200,000	MGIC Investment Corp.
	9.000%, 4/1/2063 [2,3]		269,523
TOTAL CONVERTIBLE BONDS
(Cost $234,893)			269,523

Shares		Notional Value
SHORT-TERM INVESTMENTS: 10.2%
Money Market Funds: 10.2%
16,998,634	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.791% [4]		16,998,634

TOTAL SHORT-TERM INVESTMENTS
(Cost $16,998,634)			16,998,634

TOTAL MISCELLANEOUS SECURITIES: 4.8% [5]
(Cost $10,955,184)	$207,765,545	8,047,447

TOTAL INVESTMENTS IN SECURITIES: 100.3%
(Cost $155,057,680)	167,449,712
Liabilities in Excess of Other Assets: (0.3)%	(575,467)
TOTAL NET ASSETS: 100.0%	$166,874,245

[1]	Non-income producing security.
[2]	All or a portion of the shares of this security have been committed as collateral for securities sold short.
[3]
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the value of this security was $269,523 or 0.1% of net assets.

[4]	Seven-day yield as of July 31, 2018.
[5]	Represents previously undisclosed securities which the Fund has held for less than one year.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT
AT JULY 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 46.9% [1]
Apparel Retail: 2.7%
72,281	American Eagle Outfitters, Inc.	$1,820,035
62,114	Urban Outfitters, Inc.	2,757,862
		4,577,897
Application Software: 1.6%
26,959	Ellie Mae, Inc.	2,674,872

Asset Management & Custody Banks: 2.9%
9,806	BlackRock, Inc.	4,930,065

Auto Parts & Equipment: 1.7%
37,293	Dorman Products, Inc.	2,785,041

Automobile Manufacturers: 1.0%
5,625	Tesla Motors, Inc.	1,677,038

Automotive Retail: 1.5%
32,889	CarMax, Inc.	2,456,151

Construction, Farm Machinery & Heavy Trucks: 1.4%
15,782	Caterpillar, Inc.	2,269,452

Consumer Finance: 1.7%
138,689	The Western Union Co.	2,795,970

Education Services: 3.0%
92,334	Adtalem Global Education, Inc.	5,036,820

General Merchandise Stores: 1.3%
32,580	Ollie's Bargain Outlet Holdings, Inc.	2,264,310

Household Products: 2.4%
61,934	Energizer Holdings, Inc.	3,943,957

Industrial Machinery: 5.4%
22,169	Proto Labs, Inc.	2,763,366
36,914	Snap-on, Inc.	6,260,245
		9,023,611
Investment Banking & Brokerage: 4.2%
31,539	Evercore, Inc. - Class A	3,563,907
62,602	Stifel Financial Corp.	3,451,248
		7,015,155
Investment Companies: 1.3%
18,029	T. Rowe Price Group, Inc.	2,146,893

Leisure Products: 1.2%
18,953	Polaris Industries, Inc.	1,998,025

Regional Banks: 4.2%
93,013	Bank of the Ozarks, Inc.	3,804,232
10,664	SVB Financial Group	3,283,232
		7,087,464
Restaurants: 3.0%
43,012	BJ's Restaurants, Inc.	2,720,509
32,515	Dine Brands Global, Inc.	2,309,541
		5,030,050
Retail Real Estate Investment Trusts: 1.8%
54,221	Realty Income Corp.	3,023,905

Semiconductors: 3.4%
6,158	Broadcom, Inc.	1,365,660
6,186	NVIDIA Corp.	1,514,704
24,717	Texas Instruments, Inc.	2,751,496
		5,631,860
Specialized Real Estate Investment Trusts: 1.2%
4,412	Equinix, Inc.	1,938,103

TOTAL COMMON STOCKS
(Proceeds $73,700,379)		78,306,639
TOTAL SECURITIES SOLD SHORT
(Proceeds $73,700,379)		$78,306,639

Percentages are stated as a percent of net assets.
[1]	Non-income producing securities.

Summary of Fair Value Exposure at July 31, 2018 (Unaudited)
The Otter Creek Long/Short Opportunity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of July 31, 2018. See the Schedule of Investments and Schedule of Securities Sold Short for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$142,134,108	$–	$–	$142,134,108
Convertible Bonds	–	269,523	–	269,523
Short-Term Investments	16,998,634	–	–	16,998,634
Miscellaneous Securities	–	8,047,447	–	8,047,447
Total Investments in Securities	$159,132,742	$8,316,970	$–	$167,449,712
Securities Sold Short
Common Stocks	$78,306,639	$–	$–	$78,306,639
Total Securities Sold Short	$78,306,639	$–	$–	$78,306,639

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were no transfers into or out of Levels 1, 2 or 3 during the period ended July 31, 2018.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may invest in options on equities, debt and stock indices (collectively, “options”). The Fund may also invest in futures contracts and options on futures contracts
(collectively, “futures”). The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions. The Fund will not invest in futures for speculative purposes.

The average absolute notional value of options held by the Fund during the period was $238,144,855. The following table presents the fair value of derivative instruments, held long or written by the Fund at July 31, 2018:

	Asset Derivatives as of July 31, 2018		Liability Derivatives as of July 31, 2018
Instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts: Call Options Purchased	Investments in securities, at value	$336,827	None	$-
Equity Contracts: Put Options Purchased	Investments in securities, at value	7,710,620	None	-
Total		$8,047,447		$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
  Elaine E. Richards, President/Principal Executive Officer

Date   September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Elaine E. Richards
       Elaine E. Richards, President/Principal Executive Officer

Date   September 27, 2018

By (Signature and Title) /s/ Aaron J. Perkovich
   Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date     September 27, 2018